Reorganization Items (Summary Of Reorganization Items) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended
	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Reorganization [Line Items]
Cancellation of debt					$ 298,831
Plan implementation and fresh start valuation adjustments					(49,302)
Professional fees				(2,525)	(7,813)	(21,182)
Write-off of Old Notes deferred loan costs					(8,258)
Total reorganization items, net	$ (712)	$ (1,894)	$ (464)	$ (2,525)	$ 233,458	$ (21,182)